Organization and Nature of Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 19, 2024	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds from offering, including underwriter's option to purchase shares and concurrent private placement			$ 278,263
Asset acquisition fund transferred			985	$ 2,783
Repayment of outstanding borrowings under the credit agreement			$ 60,000	$ 15,000
Lock-up agreement period	60 days
December Private Placement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share	$ 60.03
Net proceeds from offering, including underwriter's option to purchase shares and concurrent private placement	$ 339,300
Offering costs	1,700
Asset acquisition fund transferred	200,000
Payment of distributions	$ 150,000
Class A Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of distributions		$ 170,900
Outstanding common shares			23,255,419	0
Class A Shares | Landbridge
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds from offering, including underwriter's option to purchase shares and concurrent private placement		270,900
Repayment of outstanding borrowings under the credit agreement		$ 100,000
Class A Shares | December Private Placement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued during the period (in shares)	5,830,419
Class B Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding common shares			53,227,852	0
Class B Shares | LandBridge Holdings, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding common shares			53,227,852
Class B Shares | December Private Placement | Landbridge
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of OpCo units purchesd by private placement	2,498,751
LandBridge Company LLC | Class A Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding common shares			23,255,419
LandBridge Company LLC | Class A Shares | IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued during the period (in shares)		14,500,000
Shares issued, price per share		$ 17
Number of days option given to purchase additional shares		30 days
LandBridge Company LLC | Class A Shares | Over - Allotment Option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued during the period (in shares)		2,175,000
LandBridge Company LLC | Class A Shares | Private Placement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued during the period (in shares)		750,000
Shares issued, price per share		$ 17